SHORT-TERM COMMERCIAL PAPER	12 Months Ended
Dec. 31, 2017
SHORT-TERM COMMERCIAL PAPER
SHORT-TERM COMMERCIAL PAPER

16. SHORT-TERM COMMERCIAL PAPER

        On September 5, 2016, the Company issued a RMB400 million ($60 million) commercial paper at par value with a fixed interest rate of 5.5% per annum for a tenor of one year, the net proceeds from the issuance after deducting issuance expenses, were approximately RMB398.4 million ($59.9 million), interest is payable from September 7, 2016, the paper matured on September 7, 2017 and repayable at its principal amount plus accrued interest. The amortization expense was RMB1,092 ($160) for the year ended December 31, 2017. Coupon interest of RMB15,008 ($2,199) was recorded for the year ended December 31, 2017. Principal amount plus accrued interest was paid off as of December 31, 2017.

        On September 23, 2016, the Company issued a RMB500 million ($74.8 million) commercial paper for a term of nine months with a fixed interest rate of 5.3% per annum, the net proceeds from the issuance after deducting issuance expenses, were approximately RMB498.5 million ($74.7 million), interest is payable from September 26, 2016, the paper matured on June 23, 2017 and repayable at its principal amount plus accrued interest. The amortization expense was RMB961 ($140) for the year ended December 31, 2017. Coupon interest of RMB12,560 ($1,826) was recorded for the year ended December 31, 2017. Principal amount plus accrued interest was paid off as of December 31, 2017.